Financial Instruments	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Financial Instruments

23. FINANCIAL INSTRUMENTS

a) Measurement basis of financial assets and liabilities

At 31 December 2017, the Santander UK group categorised assets and liabilities measured at fair value within the fair value hierarchy based on the inputs to the valuation techniques as described in Note 37(a) to the Consolidated Financial Statements in the 2017 Annual Report. With effect from 1 January 2018, the Santander UK group applied the IFRS 9 classification and measurement requirements as described in Notes 1 and 25 to these Condensed Consolidated Interim Financial Statements.

b) Fair values of financial instruments carried at amortised cost

The following table analyses the fair value of the financial instruments carried at amortised cost at 30 June 2018 and 31 December 2017. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 37(c) to the Consolidated Financial Statements in the 2017 Annual Report.

	30 June 2018		31 December 2017
	Fair value £m	Carrying value £m	Fair value £m	Carrying value £m
Assets
Loans and advances to banks	2,871	2,892	3,454	3,466
Loans and advances to customers	203,888	201,260	201,659	199,332
Reverse repurchase agreements- non trading	13,616	13,611	2,612	2,614
Financial investments	7,121	7,305	8,646	8,758
Assets held for sale(1)	955	953	—	—

	228,451	226,021	216,371	214,170

Liabilities
Deposits by banks	15,675	15,663	12,721	12,708
Deposits by customers	173,500	173,395	177,000	176,919
Repurchase agreements- non trading	17,504	17,447	1,648	1,578
Debt securities in issue	55,353	54,219	50,641	48,860
Subordinated liabilities	4,110	3,758	4,373	3,793
Liabilities held for sale(1)	23	23	—	—

	266,165	264,505	246,383	243,858

(1)

Assets and liabilities classified as held for sale are measured in accordance with IFRS 9; any assets and liabilities held for sale which are measured at fair value are included in the fair value table in section (c) below.

c) Fair values of financial instruments measured at fair value

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2018 and 31 December 2017, analysed by their levels in the fair value hierarchy —   Level 1, Level 2 and Level 3.

		30 June 2018				31 December 2017
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Securities purchased under resale agreements	—	3,740	—	3,740	—	8,870	—	8,870	A
	Debt securities	—	—	—	—	5,156	—	—	5,156	—
	Equity securities	8,264	—	—	8,264	9,662	—	—	9,662	—
	Cash collateral	—	7,082	—	7,082	—	6,156	—	6,156	A
	Short-term loans	35	37	—	72	656	55	—	711	A

		8,299	10,859	—	19,158	15,474	15,081	—	30,555

Derivative financial instruments	Exchange rate contracts	—	2,427	2	2,429	—	6,061	16	6,077	A
	Interest rate contracts	—	643	—	643	—	12,956	12	12,968	A & C
	Equity and credit contracts	—	739	60	799	—	861	36	897	B & D

		—	3,809	62	3,871	—	19,878	64	19,942

Other financial assets at fair value through profit or loss	Loans and advances to customers	—	2,030	71	2,101	—	1,485	64	1,549	A
	Debt securities	189	685	153	1,027	184	187	176	547	A & B
	Equity securities	19	—	77	96					B

		208	2,715	301	3,224	184	1,672	240	2,096

Financial investments	FVOCI – debt securities	12,807	699	—	13,506					D
	FVOCI – loans and advances to customers	—	—	175	175					D
	Available-for-sale – debt securities					8,770	2	—	8,772	C
	Available-for-sale – equity securities					19	9	53	81	B

		12,807	699	175	13,681	8,789	11	53	8,853

Assets held for sale(1)		1,963	19,903	71	21,937	—	—	—	—	A, B, C & D

		1,963	19,903	71	21,937	—	—	—	—

Total assets at fair value		23,277	37,985	609	61,871	24,447	36,642	357	61,446

Liabilities
Trading liabilities	Securities sold repurchase agreements	—	5,612	—	5,612	—	25,504	—	25,504	A
	Short positions in securities and unsettled trades	190	—	—	190	3,694	—	—	3,694	—
	Cash collateral	—	2,573	—	2,573	—	1,911	—	1,911	A

		190	8,185	—	8,375	3,694	27,415	—	31,109

Derivative financial instruments	Exchange rate contracts	—	421	—	421	—	4,176	15	4,191	A
	Interest rate contracts	—	811	—	811	—	12,720	5	12,725	A & C
	Equity and credit contracts	—	410	38	448	1	653	43	697	B & D

		—	1,642	38	1,680	1	17,549	63	17,613

Financial liabilities designated at fair value	Debt securities in issue	—	1,089	6	1,095	—	1,629	6	1,635	A
	Structured deposits	—	143	—	143	—	680	—	680	A

		—	1,232	6	1,238	—	2,309	6	2,315

Liabilities held for sale(1)		1,842	18,792	1	20,635	—	—	—	—	A, B, C & D

		1,842	18,792	1	20,635	—	—	—	—

Total liabilities at fair value		2,032	29,851	45	31,928	3,695	47,273	69	51,037

(1)	Includes assets and liabilities held for sale which are measured at fair value.

Transfers between levels of the fair value hierarchy

During H118, there were no significant transfers of financial instruments between Levels 1, 2 and 3 in the fair value hierarchy. There were no transfers during 2017 as disclosed in Note 37(d) to the Consolidated Financial Statements in the 2017 Annual Report.

d) Valuation techniques

The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 37(e) to the Consolidated Financial Statements in the 2017 Annual Report. The Santander UK group did not make any material changes to the valuation techniques and internal models it used during H118.

e) Fair value adjustments

The internal models incorporate assumptions that the Santander UK group believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when the Santander UK group considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model. The Santander UK group classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The majority of these adjustments relate to Corporate & Investment Banking. The magnitude and types of fair value adjustment adopted by Corporate & Investment Banking are listed in the following table:

	30 June 2018 £m	31 December 2017 £m
Risk-related:
– Bid-offer and trade specific adjustments	27	34
– Uncertainty	37	43
– Credit risk adjustment	19	36
– Funding fair value adjustment	9	6

	92	119

Model-related	9	8
Day One profit	—	1

	101	128

Risk-related adjustments

Risk-related adjustments are driven, in part, by the magnitude of the Santander UK group’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For further details, see the ‘Risk-related adjustments’ section in Note 37 (f) to the Consolidated Financial Statements in the 2017 Annual Report.

f) Internal models based on information other than market data (Level 3)

Valuation techniques

There have been no significant changes to the valuation techniques as set out in Note 37(i) to the Consolidated Financial Statements in the 2017 Annual Report, except as follows. The changes to the classification and measurement of financial assets on transition to IFRS 9 as set out in Note 25 resulted in some loans and advances to customers, primarily consisting of utilities and shipping counterparties, being reclassified from amortised cost to FVTPL and/or FVOCI. These included loans classified as Level 3 and with a fair value of £285m at 1 January 2018. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads. Loan specific credit data is unobservable, so a proxy population is applied based on industry sector and credit rating.

The following table shows the movement in the period of Level 3 financial instruments, measured at fair value using a valuation technique with significant unobservable inputs:

	Assets					Liabilities
	Derivatives £m	Other financial assets at fair value through profit or loss £m	Financial investments £m	Assets held for sale £m	Total £m	Derivatives £m	Financial liabilities designated at fair value £m	Liabilities held for sale £m	Total £m
At 31 December 2017	64	240	53	—	357	(63)	(6)	—	(69)
Adjustment for the adoption of IFRS 9	—	139	146	—	285	—	—	—	—

At 1 January 2018	64	379	199	—	642	(63)	(6)	—	(69)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	26	(5)	(4)	—	17	4	—	—	4
– Foreign exchange and other movements	(5)	—	—	—	(5)	5	—	—	5
Transfers in	—	19	—	—	19	—	—	—	—
Transfer to held for sale	(2)	(69)	—	71	—	1	—	(1)	—
Additions	—	—	17	—	17	—	—	—	—
Sales	—	(23)	—	—	(23)	—	—	—	—
Settlements	(21)	—	(37)	—	(58)	15	—	—	15

At 30 June 2018	62	301	175	71	609	(38)	(6)	(1)	(45)

(Losses)/gains recognised in profit or loss on assets and liabilities held at the end of the period	21	(5)	(4)	—	12	9	—	—	9

At 1 January 2017	103	264	32	—	399	(74)	(6)	—	(80)
Total (losses)/gains recognised in profit or loss:
– Fair value movements	6	(9)	—	—	(3)	(7)	—	—	(7)
– Foreign exchange and other movements	(5)	—	—	—	(5)	5	—	—	5
Gains recognised in other comprehensive income	—	—	9	—	9	—	—	—	—
Sales	—	(3)	—	—	(3)	—	—	—	—
Settlements	(9)	—	—	—	(9)	7	—	—	7

At 30 June 2017	95	252	41	—	388	(69)	(6)	—	(75)

Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	1	(9)	—	—	(8)	(2)	—	—	(2)

Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)

Other than as described above, there has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 37(i) to the Consolidated Financial Statements in the 2017 Annual Report.